Summary of Significant Accounting Policies - Net (Loss) Income Per Common Share (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Weighted-average shares for basic	16,602	16,588
Weighted-average shares for diluted	16,602	16,588
Net (loss) income per share - Basic (in dollars per share)	$ (0.07)	$ (0.25)
Net (loss) income per share - diluted (in dollars per share)	$ (0.07)	$ (0.25)
Kingswood Acquisition Corp | Redeemable Class A common stock
Summary of Significant Accounting Policies
Net (loss) income available to Redeemable Class A			$ (109,820)	$ 838,385
Weighted-average shares for basic			498,450	4,859,959
Weighted-average shares for diluted			498,450	4,859,959
Net (loss) income per share - Basic (in dollars per share)			$ (0.22)	$ 0.17
Net (loss) income per share - diluted (in dollars per share)			$ (0.22)	$ 0.17
Kingswood Acquisition Corp | Non-redeemable Class A and Class B common stock
Summary of Significant Accounting Policies
Net (loss) income available to non-redeemable Class A and Class B common stock			$ (674,611)	$ 513,849
Weighted-average shares for basic			2,979,000	2,979,000
Weighted-average shares for diluted			2,979,000	2,979,000
Net (loss) income per share - Basic (in dollars per share)			$ (0.23)	$ 0.17
Net (loss) income per share - diluted (in dollars per share)			$ (0.23)	$ 0.17